Schedule of Loans Payable (Details) (Parenthetical)					3 Months Ended		12 Months Ended
	Nov. 15, 2021 USD ($)	Mar. 04, 2021 USD ($) $ / shares shares	Feb. 04, 2020 USD ($)	Aug. 02, 2019 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021	Nov. 15, 2021 TRY (₺)	Mar. 30, 2021 USD ($)	Mar. 30, 2021 CAD ($)	Mar. 08, 2021 USD ($)	Mar. 08, 2021 CAD ($)	Sep. 15, 2020 USD ($)	Sep. 15, 2020 CAD ($)	Feb. 04, 2020 TRY (₺)	Aug. 02, 2019 TRY (₺)
IfrsStatementLineItems [Line Items]
Interest rate							5.00%
Principal amount									$ 29,528	$ 37,500	$ 89,198	$ 112,500	$ 9,870	$ 13,000
Loan, maturity date							mature between one to two years from grant
Common stock, shares | shares					2,000,000	1,416,667
Expected dividend yield						0.00%
Unsecured Loan One [member]
IfrsStatementLineItems [Line Items]
Interest rate					10.00%
Unsecured Loan Two [member]
IfrsStatementLineItems [Line Items]
Interest rate					12.00%
Unsecured Loan Three [member]
IfrsStatementLineItems [Line Items]
Interest rate	19.44%				19.40%			19.44%
Principal amount	$ 25,600							₺ 350,000								₺ 300,000
Loan, maturity date	November 15, 2024
Principal payments					$ 1,516
Interest payments					$ 1,113
Unsecured Loan Four [member]
IfrsStatementLineItems [Line Items]
Interest rate				20.50%	20.50%											20.50%
Principal amount				$ 53,600
Loan, maturity date				August 2, 2022
Principal payments						4,113
Interest payments						2,947
Unsecured Loan Five [member]
IfrsStatementLineItems [Line Items]
Interest rate			13.25%		13.25%										13.25%
Principal amount			$ 83,500												₺ 500,000
Loan, maturity date			February 4, 2022
Principal payments					$ 4,026	7,471
Interest payments					$ 62	1,087
Unsecured Loan Six [member]
IfrsStatementLineItems [Line Items]
Interest rate		15.00%			15.00%
Loan received		$ 500,000
Common stock, shares | shares		1,000,000
Warrants price per share | $ / shares		$ 0.16
Fair value of warrants		$ 152,750
Expected dividend yield		0.00%
Expected volatility		229.00%
Risk-free interest rate		0.08%
Expected remaining life		2 years
Financing costs					$ 26,365	11,299
Accrued interest					$ 17,671	$ 5,548